Future Minimum Lease Payments under Capital Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Schedule of Capital Lease Obligations [Line Items]
2016	$ 3,611
2017	2,687
2018	1,001
2019	63
2020	0
Total minimum lease payments	7,362
Less amount representing interest	(231)
Principal minimum lease payments	$ 7,131